Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Class K & Institutional Class Prospectus | Baillie Gifford The Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Class K & Institutional Class Prospectus | Baillie Gifford The Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX